UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

              Report for the Calendar Year or Quarter Ended 3/31/04

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830

13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jon R. Bauer
Title: Managing Member
Phone: (203) 862-8200

Signature, Place and Date of Signing:


/s/ Jon R. Bauer              Greenwich, Connecticut            05/06/04
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE
Form 13F Information Table Entry Total:  27
Form 13F Information Table Value Total: $280,146(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                                                     Invest-            Voting Authority
                                                                             Market  ment     Other    ------------------
Security                     Title of Class      Cusip        Quantity        Value  Discre   Manager  Sole  Shared  None
--------                     --------------      -----        --------        -----  ------   -------  ----  ------  ----
Alderwoods Groups            Common Stock        014383103     846,823    8,790,023   sole     none     X
Arch Wireless Holdings       Common Stock        039392709   1,803,716   58,260,027   sole     none     X
Bell Canada Int'l            Common Stock        077914307     147,400      479,050   sole     none     X
Bell Canada Int'l            Common Stock - CN   077914307      98,000      318,500   sole     none     X
Dynegy                       Common Stock        26816Q101     806,150    3,192,354   sole     none     X
Genesis Healthcare Corp.     Common Stock        37184D101      26,176      637,386   sole     none     X
Hutchinson Technology Inc.   Common Stock        448407106     474,277   13,308,213   sole     none     X
IMC Global Inc.              common stock        449669100     931,300   13,317,590   sole     none     X
Janus Capital                Common Stock        47102X105     425,700    6,972,966   sole     none     X
Leucadia National                                527288104      34,920    1,860,538   sole     none     X
MAIR Holdings                Common Stock        560635104     678,915    6,300,331   sole     none     X
MI Development               Common Stock        55304x104     299,300    8,380,400   sole     none     X
Mitcham Industries           Common Stock        606501104     370,150    1,832,243   sole     none     X
Neighborcare Inc.            Common Stock        64015Y104      64,735    1,576,945   sole     none     X
PMA Capital Corp.            Common Stock        693419202   1,099,383    6,673,255   sole     none     X
Parker Drilling              Common Stock        701081101   6,600,000   27,522,000   sole     none     X
Price Communications         Common Stock        741437305     294,600    4,622,274   sole     none     X
Radiologix Inc.              Common Stock        75040k109     528,050    1,837,614   sole     none     X
Rite Aid                     Common Stock        767754104   3,419,967   18,604,620   sole     none     X
Stolt Offshore (ADR)         Common Stock        861567105   3,266,502    9,766,841   sole     none     X
Sun Healthcare Group         common stock        866933401     287,860    3,278,725   sole     none     X
Tenneco                      Common Stock        880349105     940,349   11,933,029   sole     none     X
Terra Industires             Common Stock        880915103   4,176,100   25,808,298   sole     none     X
United Globalcom             Common Stock        913247508     764,250    6,488,483   sole     none     X
Warnaco                      Common Stock        934390402     367,547    7,384,019   sole     none     X
Washington Group             Common Stock        938862208     826,158   30,278,691   sole     none     X
Workflow Management Inc.     Common Stock        98137N109     136,077      721,208   sole     none     X
                                                                        -----------
                                                                        280,145,621
                                                                        -----------

01385.0001 #484025